ALLOWANCES AND PROVISIONS - NON CURRENT AND CURRENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Non-current provisions [abstract]
Non-current provisions, beginning of the year	$ 80,570
Non-current provisions, end of the year	83,299	$ 80,570
Legal claims and other matters
Non-current provisions [abstract]
Non-current provisions, beginning of the year	80,570	613,352
Translation differences	(5,898)	(151,466)
Additions	15,802	3,760
Reversals	(4,041)	(384,933)
Uses	(3,134)	(143)
Non-current provisions, end of the year	83,299	80,570
Asset retirement obligation
Non-current provisions [abstract]
Non-current provisions, beginning of the year	41,673	26,556
Translation differences	(1,084)	(1,049)
Additions	(8,491)	16,166
Reversals	0	0
Uses	0	0
Non-current provisions, end of the year	32,098	41,673
Current provisions [abstract]
Current provisions, beginning of the year	4,515	8,502
Translation differences	(323)	(1,241)
Additions	5,909	3,633
Reversals	0	0
Uses	(6,491)	(6,379)
Current provisions, end of the year	3,610	4,515
Allowance for doubtful accounts
Current provisions [abstract]
Current provisions, beginning of the year	10,500	12,961
Translation differences	(721)	(1,789)
Additions	775	1,437
Reversals	(425)	(1,101)
Uses	(657)	(1,008)
Current provisions, end of the year	9,472	10,500
Obsolescence allowance
Current provisions [abstract]
Current provisions, beginning of the year	58,610	62,167
Translation differences	(5)	0
Additions	15,968	11,009
Reversals	(12,003)	(12,288)
Uses	(1,094)	(2,278)
Current provisions, end of the year	$ 61,476	$ 58,610